UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust

CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, CMA Multi-State
Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2008

Date of reporting period: 10/01/2007 – 12/31/2007

Item 1 – Schedule of Investments

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2007 (Unaudited)					(in Thousands)

	Face
	Amount	Municipal Bonds			Value

Pennsylvania - 100.1%	$ 5,000	ABN AMRO MuniTops Certificates Trust, Lancaster, Pennsylvania, GO, VRDN, Series 2007-47, 3.49% due 5/01/2015 (a)(e)(g)			$ 5,000

	10,230	ABN AMRO MuniTops Certificates Trust, Pennsylvania, GO, Refunding, VRDN, Series 2006-48, 3.49% due 5/15/2014 (c)(e)(g)			10,230

	3,760	ABN AMRO MuniTops Certificates Trust, Pennsylvania, GO, VRDN, Series 2001-18, 3.49% due 10/01/2009 (b)(e)(g)			3,760

	4,000	ABN AMRO MuniTops Certificates Trust, Pennsylvania Turnpike Commission Revenue Bonds, VRDN, Series 2004-9, 3.49% due
		12/01/2012 (a)(e)(f)(g)			4,000

	4,600	ABN AMRO MuniTops Certificates Trust, Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, VRDN,
		Series 2005-15, 3.49% due 7/01/2013 (c)(e)(g)			4,600

	7,010	ABN AMRO MuniTops Certificates Trust, Upper Saint Clair Township School District, Pennsylvania, GO, Refunding, VRDN, Series
		2002-5, 3.48% due 7/15/2010 (c)(e)(f)(g)			7,010

	3,955	Allegheny County, Pennsylvania, Hospital Development Authority Revenue Bonds, PUTTERS, VRDN, Series 1281, 3.50%
		due 1/15/2011 (b)(e)(g)			3,955

	2,000	Allegheny County, Pennsylvania, Hospital Development Authority Revenue Bonds (Presbyterian University Hospital), ACES, VRDN,
		Series B-3, 3.42% due 3/01/2018 (e)			2,000

	8,390	Allegheny County, Pennsylvania, Hospital Development Authority Revenue Bonds (University of Pittsburgh Medical Center), VRDN,
		Series B-1, 3.56% due 12/01/2016 (e)			8,390

	7,000	Allegheny County, Pennsylvania, Hospital Development Authority, Revenue Refunding Bonds, ROCS, VRDN, Series II-R-11053,
		3.50% due 11/15/2040 (e)(g)			7,000

	5,690	Allegheny County, Pennsylvania, Hospital Development Authority, Revenue Refunding Bonds, ROCS, VRDN,
		Series II-R-11054CE, 3.50% due 11/15/2040 (e)(g)			5,690

	1,100	Allegheny County, Pennsylvania, Hospital Development Authority, Revenue Refunding Bonds (University of Pittsburgh Medical
		Center), Series B, 5% due 6/15/2008			1,106

	8,300	Bank of America MACON Trust, Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,
		VRDN, AMT, Series V, 3.54% due 11/01/2028 (e)(g)			8,300

	1,655	Beaver County, Pennsylvania, IDA, PCR, Refunding (FirstEnergy Nuclear Generation Corporation Project), VRDN, 3.50%
		due 4/01/2041 (e)			1,655

	1,200	Bensalem Township, Pennsylvania, School District, GO, PUTTERS, VRDN, Series 1915, 3.50% due 12/15/2016 (b)(e)(g)			1,200

	6,280	Berks County, Pennsylvania, IDA, IDR (Zenith Properties LP Project), VRDN, AMT, 3.60% due 6/01/2031 (e)			6,280

	6,300	Bethlehem, Pennsylvania, Area School District, GO, VRDN, 3.45% due 1/01/2032 (c)(e)			6,300

	2,600	Bradford County, Pennsylvania, IDA, Revenue Bonds (State Aggregates Inc. Project), VRDN, AMT, 3.60% due 2/01/2015 (e)			2,600

	2,915	Bucks County, Pennsylvania, IDA, Revenue Bonds (L&P Properties LP Project), VRDN, AMT, Series A, 3.70%
		due 6/01/2014 (e)			2,915

Portfolio Abbreviations

To simplify the listings of CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
ACESSM	Adjustable Convertible Extendible Securities		IDR	Industrial Development Revenue Bonds
AMT	Alternative Minimum Tax (subject to)		MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
CP	Commercial Paper		PCR	Pollution Control Revenue Bonds
CRVS	Custodial Residual and Variable Securities		PUTTERS	Puttable Tax-Exempt Receipts
FLOATS	Floating Rate Securities		ROCS	Reset Option Certificates
GO	General Obligation Bonds		S/F	Single-Family
HFA	Housing Finance Agency		TRAN	Tax Revenue Anticipation Notes
IDA	Industrial Development Authority		VRDN	Variable Rate Demand Notes

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 265	Bucks County, Pennsylvania, IDA, Revenue Bonds (Specialty Ring Products Inc.), VRDN, AMT, 3.60% due 10/01/2009 (e)	$ 265

1,265	Carbondale, Pennsylvania, IDA, IDR (J.M. Wells Company LP Project), VRDN, AMT, 3.55% due 9/01/2015 (e)	1,265

2,135	Chester County, Pennsylvania, IDA, Revenue Bonds (The Hankin Group), VRDN, AMT, Series A, 3.60% due 12/01/2020 (e)	2,135

2,325	Chester County, Pennsylvania, IDA, Revenue Bonds (West Vincent Association), VRDN, AMT, Series B, 3.60% due
	12/01/2020 (e)	2,325

7,350	Chester County, Pennsylvania, IDA, Student Housing Revenue Bonds (University Student Housing LLC Project), VRDN, 3.48% due
	8/01/2035 (e)	7,350

3,480	Chester County, Pennsylvania, School Authority, School Lease Revenue Bonds, PUTTERS, VRDN, Series 1123, 3.51% due
	10/01/2013 (a)(e)(g)	3,480

900	Crawford County, Pennsylvania, IDA (Heatrix Inc. Project), VRDN, AMT, Series A, 3.64% due 11/01/2017 (e)	900

2,300	Cumberland County, Pennsylvania, Municipal Authority, College Revenue Bonds (Dickinson College), VRDN, Series B, 3.45% due
	11/01/2026 (e)	2,300

10,000	Cumberland County, Pennsylvania, Municipal Authority, Revenue Refunding Bonds (Asbury Obligated Group), VRDN, 3.44% due
	1/01/2041 (e)	10,000

700	Delaware County, Pennsylvania, Authority Revenue Refunding Bonds (White Horse Village Project), VRDN, Series B, 3.46% due
	7/01/2036 (e)	700

1,000	Delaware County, Pennsylvania, IDA, Revenue Bonds (Melmark, Inc. Project), VRDN, 3.47% due 3/01/2026 (e)	1,000

3,000	Elizabethtown, Pennsylvania, IDA, Revenue Refunding Bonds (Pennsylvania College), VRDN, 3.52% due 6/15/2029 (e)	3,000

3,420	Erie, Pennsylvania, Water Authority, Revenue Refunding Bonds, VRDN, Series A, 3.42% due 12/01/2036 (c)(e)	3,420

1,850	Geisinger Authority, Pennsylvania, Health System, ROCS, VRDN, Series II-R-11013, 3.50% due 5/01/2037 (e)(g)	1,850

5,315	Grove City, Pennsylvania, Area Hospital Authority, Health Care Facility Revenue Bonds (John XXIII Home Project), VRDN, 3.48%
	due 2/01/2030 (e)	5,315

2,330	Hampden, Pennsylvania, IDA, Revenue Refunding Bonds (Pennsylvania Pipe Inc.), VRDN, AMT, 3.60% due 12/01/2014 (e)	2,330

9,450	Indiana County, Pennsylvania, IDA, PCR, Refunding (Conemaugh Project), VRDN, AMT, Series A, 2.97% due 6/01/2027 (e)	9,450

2,865	Jackson Township, Pennsylvania, IDA, Revenue Bonds (V&S Lebanon Galvanizing Project), VRDN, AMT, 3.70% due
	4/01/2021 (e)	2,865

1,050	Lackawanna County, Pennsylvania, GO, FLOATS, VRDN, Series 2183, 3.50% due 9/15/2017 (c)(e)(g)	1,050

1,400	Lackawanna County, Pennsylvania, IDA, IDR (Herff Jones Inc. Project), VRDN, AMT, 3.54% due 6/01/2026 (e)	1,400

8,660	Lancaster County, Pennsylvania, Hospital Authority, Health Center Revenue Refunding Bonds (Brethren Village), VRDN, 3.47% due
	6/15/2020 (e)	8,660

800	Lancaster, Pennsylvania, IDA, IDR (Buck Company Project), VRDN, AMT, 3.55% due 2/01/2010 (e)	800

3,000	Lancaster, Pennsylvania, IDA, Revenue Bonds (Student Lodging, Inc. Project), VRDN, 3.52% due 12/01/2026 (e)	3,000

6,500	Lancaster, Pennsylvania, Municipal Authority, Revenue Refunding Bonds (Ephrata Community Hospital Project), VRDN, 3.51% due
	1/01/2031 (e)	6,500

5,000	Lancaster, Pennsylvania, Municipal Authority, Revenue Refunding Bonds (Garden Spot Village Project), VRDN, Series C, 3.70% due
	5/01/2036 (e)	5,000

2,500	Lehman Municipal Trust Receipts, Pennsylvania HFA, FLOATS, VRDN, AMT, Series 2006-K57, 3.65% due 10/01/2037 (e)(g)	2,500

2,290	Luzerne County, Pennsylvania, IDA, Revenue Bonds (Nardone Brothers Baking Project), VRDN, AMT, 3.60% due
	3/01/2019 (e)	2,290

1,315	Montgomery County, Pennsylvania, IDA, Revenue Bonds (Big Little Association Project), VRDN, Series A, 3.60% due
	2/01/2019 (e)	1,315

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 2,405	Montgomery County, Pennsylvania, IDA, Revenue Bonds (Edmund Optical Manufacturing LLC Project), VRDN, AMT,
	3.60% due 4/01/2016 (e)	$ 2,405

985	Montgomery County, Pennsylvania, IDA, Revenue Bonds (Girl Scouts of Southeastern Pennsylvania), VRDN, 3.55% due
	2/01/2025 (e)	985

665	Montgomery County, Pennsylvania, IDA, Revenue Bonds (Independent Support System Project), VRDN, 3.55% due
	3/01/2016 (e)	665

1,880	Montgomery County, Pennsylvania, IDA, Revenue Bonds (Valley Forge Baptist), VRDN, 3.55% due 9/01/2023 (e)	1,880

14,750	Moon IDA, Pennsylvania, First Mortgage Revenue Bonds (Providence Point Project), VRDN, 3.50% due 7/01/2038 (e)	14,750

4,425	Mount Lebanon, Pennsylvania, School District, GO, MERLOTS, VRDN, Series B19, 3.50% due 2/15/2027 (d)(e)(g)	4,425

2,900	Municipal Securities Trust Certificates, Butler County, Pennsylvania, General Authority Revenue Bonds, VRDN, Series SGB 72, Class
	A, 3.60% due 10/01/2034 (c)(e)(g)	2,900

3,500	Municipal Securities Trust Certificates, Butler County, Pennsylvania, General Authority Revenue Bonds, VRDN, Series SGC 14, Class
	A, 3.51% due 10/01/2008 (c)(e)(g)	3,500

5,500	Municipal Securities Trust Certificates, Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue
	Bonds, VRDN, Series SGC 15, Class A, 3.50% due 6/01/2027 (e)(g)	5,500

3,000	Northampton County, Pennsylvania, General Purpose Authority Revenue Notes (Lafayette College), 3.35% due 12/01/2008	3,000

2,850	Northampton County, Pennsylvania, IDA, Revenue Bonds (DG Properties Inc. Project), VRDN, AMT, 3.60% due 7/01/2021 (e)	2,850

1,890	Northampton County, Pennsylvania, IDA, Revenue Bonds (Nicos Polymers & Grinding), VRDN, AMT, 3.60% due
	2/01/2020 (e)	1,890

1,275	Northampton County, Pennsylvania, IDA, Revenue Bonds (Reale Association Project), VRDN, AMT, 3.55% due 4/01/2012 (e)	1,275

15,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds (Merck & Co. Inc. Project), VRDN,
	AMT, 3.49% due 7/01/2031 (e)	15,000

3,930	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds (PPL Energy Supply LLC Project),
	VRDN, AMT, 3.20% due 2/01/2008 (e)	3,930

1,000	Pennsylvania Economic Development Financing Authority Revenue Bonds (Conestoga Wood Specialists), VRDN, Series C-1, 3.60%
	due 3/01/2015 (e)	1,000

2,800	Pennsylvania Economic Development Financing Authority Revenue Bonds (Delancey Traditions Project), VRDN, AMT, 3.48% due
	12/01/2036 (e)	2,800

9,000	Pennsylvania Economic Development Financing Authority Revenue Bonds (Evergreen Community Power Facility Project), VRDN,
	AMT, 3.52% due 12/01/2037 (e)	9,000

2,000	Pennsylvania Economic Development Financing Authority Revenue Bonds (Pennsylvania Waste, Inc. Project), VRDN, AMT, 3.52%
	due 10/01/2022 (e)	2,000

1,905	Pennsylvania Economic Development Financing Authority Revenue Bonds (Waste Gas Fabricating Company Project), VRDN, AMT,
	Series C-3, 3.60% due 4/01/2020 (e)	1,905

3,000	Pennsylvania Economic Development Financing Authority Revenue Bonds (Westrum Harleysville II Project), VRDN, AMT, 3.48%
	due 12/01/2034 (e)	3,000

1,900	Pennsylvania Economic Development Financing Authority, Wastewater Treatment Revenue Refunding Bonds (Sunoco Inc. - R & M
	Project), VRDN, AMT, Series A, 3.385% due 10/01/2034 (e)	1,900

2,300	Pennsylvania Economic Development Financing Authority, Wastewater Treatment Revenue Refunding Bonds (Sunoco Inc. - R & M
	Project), VRDN, AMT, Series B, 3.60% due 10/01/2034 (e)	2,300

8,360	Pennsylvania Energy Development Authority Revenue Bonds (B&W Ebensburg Project), VRDN, AMT, 3.52% due 12/01/2011 (e)	8,360

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 750	Pennsylvania HFA, S/F Mortgage Revenue Bonds, FLOATS, VRDN, AMT, Series 2158, 3.55% due 4/01/2017 (e)(g)	$ 750

5,210	Pennsylvania HFA, S/F Mortgage Revenue Bonds, MERLOTS, VRDN, AMT, Series B15, 3.55% due 10/01/2026 (e)(g)	5,210

4,290	Pennsylvania HFA, S/F Mortgage Revenue Bonds, PUTTERS, VRDN, AMT, Series 1592, 3.54% due 10/01/2014 (e)(g)	4,290

6,830	Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series 83B, 3.45% due 4/01/2035 (e)	6,830

13,750	Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series 83C, 3.45% due 10/01/2035 (e)	13,750

2,530	Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series 85B, 3.45% due 4/01/2035 (e)	2,530

7,815	Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series 86B, 3.50% due 4/01/2035 (e)	7,815

9,660	Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series 89, 3.50% due 10/01/2035 (e)	9,660

15,000	Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series 90C, 3.45% due 4/01/2036 (e)	15,000

16,700	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, VRDN, AMT, Series 91B, 3.50% due 10/01/2036 (e)	16,700

20,300	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, VRDN, AMT, Series 92B, 3.45% due 10/01/2036 (e)	20,300

4,957	Pennsylvania State, GO, FLOATS, VRDN, Series 696, 3.50% due 5/01/2018 (c)(e)(g)	4,957

2,998	Pennsylvania State, GO, FLOATS, VRDN, Series 1924, 3.50% due 3/01/2020 (e)(g)	2,999

1,415	Pennsylvania State, GO, PUTTERS, VRDN, Series 1382, 3.50% due 10/01/2013 (e)(g)	1,415

1,700	Pennsylvania State, GO, ROCS, VRDN, Series II-R-11056, 3.05% due 3/13/2008 (e)(g)	1,700

1,000	Pennsylvania State, GO, ROCS, VRDN, Series II-R-11158, 3.50% due 3/01/2023 (e)(g)	1,000

2,495	Pennsylvania State, GO, Refunding, Third Series, 5% due 7/01/2008 (e)	2,513

500	Pennsylvania State, GO, Second Series, 5.25% due 10/01/2008 (e)	506

12,000	Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue Bonds, VRDN, AMT, Series A, 3.45% due
	12/01/2024 (a)(e)	12,000

1,900	Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue Bonds, VRDN, AMT, Series A, 3.52% due 6/01/2029
	(a)(e)	1,900

1,200	Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue Bonds, VRDN, AMT, Series A, 3.50% due 7/01/2037
	(a)(e)	1,200

6,000	Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue Refunding Bonds, VRDN, AMT, Series B, 3.52%
	due 1/01/2017 (c)(e)	6,000

2,578	Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, FLOATS, VRDN, Series 1547, 3.50% due
	9/01/2039 (a)(e)(g)	2,578

3,700	Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (Honeysuckle Holdings Student Housing Project at
	Bloomsburg University of Pennsylvania), VRDN, Series A, 3.45% due 7/01/2034 (e)	3,700

900	Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (Rosemont College Project), VRDN, Series O, 3.42% due
	11/01/2034 (e)	900

1,400	Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (Waynesburg College), VRDN, Series N2, 3.44% due
	5/01/2034 (e)	1,400

4,160	Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding Bonds, FLOATS, VRDN, Series 1412, 3.50% due
	4/01/2028 (d)(e)(g)	4,160

2,495	Pennsylvania State Public School Building Authority, Lease Revenue Refunding Bonds, PUTTERS, VRDN, Series 1877, 3.50% due
	12/01/2016 (c)(e)(g)	2,495

2,500	Pennsylvania State Public School Building Authority, School Revenue Bonds, ROCS, VRDN, Series II-R-11268, 3.50% due
	12/01/2023 (c)(e)(g)	2,500

14,900	Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding Bonds, VRDN, Series A-1, 3.40% due 12/01/2030 (e)	14,900

2,285	Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding Bonds, VRDN, Series A-3, 3.40% due 12/01/2030 (e)	2,285

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 1,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding Bonds, Series S, 5.50% due 6/01/2008 (b)	$ 1,007

1,200	Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding Bonds, VRDN, Series U, 3.40% due 12/01/2019 (e)	1,200

1,800	Philadelphia, Pennsylvania, Airport Revenue Bonds, FLOATS, VRDN, AMT, Series 2157, 3.53% due 6/15/2017 (c)(e)(g)	1,800

1,800	Philadelphia, Pennsylvania, Airport Revenue Bonds, VRDN, AMT, Series B, 3.60% due 6/15/2020 (d)(e)	1,800

5,785	Philadelphia, Pennsylvania, Airport Revenue Refunding Bonds, VRDN, AMT, Series C, 3.55% due 6/15/2025 (d)(e)	5,785

3,940	Philadelphia, Pennsylvania, Authority for IDR (Comhar Inc. Project), VRDN, 3.50% due 9/01/2023 (e)	3,940

4,600	Philadelphia, Pennsylvania, Authority for IDR (Gift of Life Donor Program Project), VRDN, 3.45% due 12/01/2034 (e)	4,600

2,700	Philadelphia, Pennsylvania, Authority for IDR (Girard Estate - Aramark Project), VRDN, 3.43% due 6/01/2032 (e)	2,700

3,700	Philadelphia, Pennsylvania, Authority for IDR (Girard Estate Facilities Leasing), VRDN, 3.43% due 11/01/2031 (e)	3,700

5,105	Philadelphia, Pennsylvania, Authority for IDR (Greater Philadelphia Health Care), Revenue Refunding Bonds, VRDN, 3.45% due
	1/01/2024 (e)	5,105

1,030	Philadelphia, Pennsylvania, Authority for IDR (Henry H. Ottens Manufacturing Project), VRDN, 3.60% due 10/01/2013 (e)	1,030

1,045	Philadelphia, Pennsylvania, Authority for IDR (Interim House West Project), VRDN, 3.55% due 9/01/2026 (e)	1,045

675	Philadelphia, Pennsylvania, Authority for IDR (Lannett Company Inc. Project), VRDN, 3.60% due 5/01/2014 (e)	675

5,000	Philadelphia, Pennsylvania, Gas Works, CP, 3.39% due 1/04/2008	5,000

12,000	Philadelphia, Pennsylvania, School District, GO, TRAN, Series A, 4.50% due 6/27/2008	12,044

3,200	Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds, FLOATS, VRDN, Series 1713, 3.49%
	due 8/01/2016 (a)(e)(g)	3,200

1,000	Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds, 6.25% due 8/01/2008 (d)	1,015

1,400	Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds, VRDN, 3.46% due 6/15/2023 (c)(e)	1,400

3,600	Pocono Mountain School District, Pennsylvania, GO, Refunding, FLOATS, VRDN, Series 1681, 3.50% due 3/01/2017 (c)(e)(g)	3,600

11,000	Saint Mary Hospital Authority of Bucks County, Pennsylvania, Revenue Bonds (Catholic Health Initiatives), VRDN, Series C, 3.37%
	due 5/01/2044 (e)	11,000

1,415	Schuylkill County, Pennsylvania, IDA, Revenue Bonds (K.P. Tamaqua, LP Project), VRDN, AMT, 3.52% due 1/01/2032 (e)	1,415

1,910	Scranton-Lackawanna, Pennsylvania, Health and Welfare Authority, Revenue Refunding Bonds, MERLOTS, VRDN, Series A-18,
	3.50% due 3/01/2015 (a)(e)(g)	1,910

4,000	Shippensburg Borough, Pennsylvania, Authority Revenue Refunding Bonds (Bethlehem Area School District Project), VRDN, 3.45%
	due 7/01/2031 (c)(e)	4,000

2,195	Somerset County, Pennsylvania, IDA, Revenue Bonds (Somerset Welding and Steel), VRDN, AMT, 3.54% due 3/02/2015 (e)	2,195

5,400	Souderton, Pennsylvania, Area School District, GO (High School Completion Project), VRDN, 3.45% due 11/01/2024 (c)(e)	5,400

1,155	Stroudsburg, Pennsylvania, Area School District, GO, TRAN, 4.50% due 6/30/2008	1,158

2,800	Susquehanna County, Pennsylvania, IDA, Revenue Bonds (Stabler Companies Inc. Project), VRDN, AMT, 3.60% due
	12/01/2016 (e)	2,800

4,200	UBS Municipal CRVS Trust, Pennsylvania Economic Development Financing Authority Revenue Bonds, FLOATS, VRDN,
	Series 07-15, 3.50% due 8/01/2011 (e)(g)	4,200

200	University of Pittsburgh, Pennsylvania, The Commonwealth System of Higher Education, Revenue Refunding Bonds (University
	Capital Project), VRDN, Series A, 3.40% due 9/15/2010 (e)	200

2,000	University of Pittsburgh, Pennsylvania, The Commonwealth System of Higher Education, Revenue Refunding Bonds (University
	Capital Project), VRDN, Series A, 3.40% due 9/15/2011 (e)	2,000

1,100	University of Pittsburgh, Pennsylvania, The Commonwealth System of Higher Education, Revenue Refunding Bonds (University
	Capital Project), VRDN, Series A, 3.40% due 9/15/2016 (e)	1,100

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
Amount		Municipal Bonds	Value

$ 3,800		University of Pittsburgh, Pennsylvania, The Commonwealth System of Higher Education, Revenue Refunding Bonds (University
		Capital Project), VRDN, Series A, 3.40% due 9/15/2019 (e)	$ 3,800

	1,500	University of Pittsburgh, Pennsylvania, The Commonwealth System of Higher Education, Revenue Refunding Bonds (University
		Capital Project), VRDN, Series A, 3.40% due 9/15/2020 (e)	1,500

	6,400	University of Pittsburgh, Pennsylvania, The Commonwealth System of Higher Education, Revenue Refunding Bonds (University
		Capital Project), VRDN, Series A, 3.40% due 9/15/2022 (e)	6,400

	600	Upper Merion, Pennsylvania, General Authority Lease, Revenue Refunding Bonds, VRDN, 3.45% due 9/01/2016 (e)	600

	695	Upper Merion, Pennsylvania, Municipal Utility Authority, Revenue Refunding Bonds, VRDN, 3.45% due 9/01/2016 (e)	695

	1,140	Venango, Pennsylvania, IDA, CP, 3.47% due 1/04/2008	1,140

	21,240	Venango, Pennsylvania, IDA, CP, 3.37% due 2/11/2008	21,240

	2,000	Washington County, Pennsylvania, IDA, IDR (Pennatronics Corporation Project), VRDN, AMT, 3.59% due 11/01/2020 (e)	2,000

	4,000	Westmoreland County, Pennsylvania, Municipal Authority, Municipal Service Revenue Refunding Bonds, VRDN, 5% due 8/15/2008
		(b)(e)	4,033

	1,810	York County, Pennsylvania, IDA, Revenue Bonds (495 Leasing Project), VRDN, AMT, 3.60% due 6/01/2021 (e)	1,810

Puerto Rico - 1.2%	7,000	Puerto Rico Commonwealth, TRAN, 4.25% due 7/30/2008	7,034

		Total Investments (Cost - $603,895*) - 101.3%	603,895
		Liabilities in Excess of Other Assets - (1.3%)	(7,744)

		Net Assets - 100.0%	$ 596,151

* Cost for federal income tax purposes.

(a)	AMBAC Insured.

(b)	FGIC Insured.

(c)	FSA Insured.

(d)	MBIA Insured.

(e)	Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(f)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(g)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-

3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer (principal executive officer) of CMA Multi-State Municipal Series Trust

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer (principal executive officer) of CMA Multi-State Municipal Series Trust

Date: February 21, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: February 21, 2008